Financial risk management (Details 3) - Currency Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Net financial position exposure	$ (3,294,332)	$ (2,988,330)
Secured Debt And Bonds [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(3,120,394)	(2,653,043)
Unsecured Debt [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(631,719)	(621,192)
Accounts Payable [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(532,048)	(495,840)
Available - For - Sale Securities [Member]
Disclosure of financial assets [line items]
Net financial position exposure	55	76
Accounts Receivable, Net Of Provision For Doubtful Accounts [Member]
Disclosure of financial assets [line items]
Net financial position exposure	480,792	405,916
Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Net financial position exposure	508,982	375,753
USD
Disclosure of financial assets [line items]
Net financial position exposure	(3,432,198)	(2,866,051)
USD | Secured Debt And Bonds [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(2,931,194)	(2,437,710)
USD | Unsecured Debt [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(628,767)	(616,571)
USD | Accounts Payable [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(286,401)	(248,712)
USD | Available - For - Sale Securities [Member]
Disclosure of financial assets [line items]
Net financial position exposure
USD | Accounts Receivable, Net Of Provision For Doubtful Accounts [Member]
Disclosure of financial assets [line items]
Net financial position exposure	71,640	123,562
USD | Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Net financial position exposure	342,524	313,380
COP
Disclosure of financial assets [line items]
Net financial position exposure	(4,606)	(159,716)
Sensitivity analysis Change of 1% in exchange rate
Effect on profit of the year	(46)	(1,597)
COP | Secured Debt And Bonds [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(61,784)	(88,769)
COP | Unsecured Debt [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(2,952)	(4,621)
COP | Accounts Payable [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(144,146)	(164,497)
COP | Available - For - Sale Securities [Member]
Disclosure of financial assets [line items]
Net financial position exposure
COP | Accounts Receivable, Net Of Provision For Doubtful Accounts [Member]
Disclosure of financial assets [line items]
Net financial position exposure	133,319	79,951
COP | Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Net financial position exposure	70,957	18,220
VEF
Disclosure of financial assets [line items]
Net financial position exposure	49	298
Sensitivity analysis Change of 1% in exchange rate
Effect on profit of the year		3
VEF | Secured Debt And Bonds [Member]
Disclosure of financial assets [line items]
Net financial position exposure
VEF | Unsecured Debt [Member]
Disclosure of financial assets [line items]
Net financial position exposure
VEF | Accounts Payable [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(119)	(1,756)
VEF | Available - For - Sale Securities [Member]
Disclosure of financial assets [line items]
Net financial position exposure	55	76
VEF | Accounts Receivable, Net Of Provision For Doubtful Accounts [Member]
Disclosure of financial assets [line items]
Net financial position exposure	102	515
VEF | Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Net financial position exposure	11	1,463
ARS
Disclosure of financial assets [line items]
Net financial position exposure	7,972	9,078
Sensitivity analysis Change of 1% in exchange rate
Effect on profit of the year	80	91
ARS | Secured Debt And Bonds [Member]
Disclosure of financial assets [line items]
Net financial position exposure
ARS | Unsecured Debt [Member]
Disclosure of financial assets [line items]
Net financial position exposure
ARS | Accounts Payable [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(7,184)	(10,897)
ARS | Available - For - Sale Securities [Member]
Disclosure of financial assets [line items]
Net financial position exposure
ARS | Accounts Receivable, Net Of Provision For Doubtful Accounts [Member]
Disclosure of financial assets [line items]
Net financial position exposure	8,282	10,162
ARS | Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Net financial position exposure	6,874	9,813
BRL
Disclosure of financial assets [line items]
Net financial position exposure	29,274	28,120
Sensitivity analysis Change of 1% in exchange rate
Effect on profit of the year	293	281
BRL | Secured Debt And Bonds [Member]
Disclosure of financial assets [line items]
Net financial position exposure
BRL | Unsecured Debt [Member]
Disclosure of financial assets [line items]
Net financial position exposure
BRL | Accounts Payable [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(11,943)	(14,337)
BRL | Available - For - Sale Securities [Member]
Disclosure of financial assets [line items]
Net financial position exposure
BRL | Accounts Receivable, Net Of Provision For Doubtful Accounts [Member]
Disclosure of financial assets [line items]
Net financial position exposure	21,749	35,093
BRL | Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Net financial position exposure	19,468	7,364
Other
Disclosure of financial assets [line items]
Net financial position exposure	170,935	(59)
Other | Secured Debt And Bonds [Member]
Disclosure of financial assets [line items]
Net financial position exposure		(126,564)
Other | Unsecured Debt [Member]
Disclosure of financial assets [line items]
Net financial position exposure
Other | Accounts Payable [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(72,016)	(55,641)
Other | Available - For - Sale Securities [Member]
Disclosure of financial assets [line items]
Net financial position exposure
Other | Accounts Receivable, Net Of Provision For Doubtful Accounts [Member]
Disclosure of financial assets [line items]
Net financial position exposure	194,717	156,633
Other | Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Net financial position exposure	48,234	$ 25,513
Euros
Disclosure of financial assets [line items]
Net financial position exposure	(65,758)
Sensitivity analysis Change of 1% in exchange rate
Effect on profit of the year	(658)
Euros | Secured Debt And Bonds [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(127,416)
Euros | Unsecured Debt [Member]
Disclosure of financial assets [line items]
Net financial position exposure
Euros | Accounts Payable [Member]
Disclosure of financial assets [line items]
Net financial position exposure	(10,239)
Euros | Available - For - Sale Securities [Member]
Disclosure of financial assets [line items]
Net financial position exposure
Euros | Accounts Receivable, Net Of Provision For Doubtful Accounts [Member]
Disclosure of financial assets [line items]
Net financial position exposure	50,983
Euros | Cash And Cash Equivalents [Member]
Disclosure of financial assets [line items]
Net financial position exposure	$ 20,914